Related party transactions - Key Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Fixed compensation	€ 778	€ 644	€ 506
Variable compensation	231
Total	€ 1,009	€ 644	€ 506